Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2025	Oct. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares issued	7,575,000	7,575,000
Ordinary shares, shares outstanding	7,575,000	7,575,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares issued	7,425,000	7,425,000
Ordinary shares, shares outstanding	7,425,000	7,425,000
Ordinary shares, shares authorized	7,425,000	7,425,000